                           CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                            Supplement dated June 9, 2008 to the
                              Prospectus dated August 23, 2007

Effective June 11, 2008, the Prospectus is amended as follows:

1. The section  titled  "Portfolio  Manager."  on page 13 of the  Prospectus  is deleted in its entirety and replaced with the following:

Portfolio  Manager.  The  Trust's  portfolio  is managed by Carol E. Wolf who is
     primarily   responsible  for  the  day-to-day   management  of  the  Trust's
     investments.

     Ms. Wolf has been a portfolio manager of the Trust since June 2008. She has been a Vice  President  of the Manager  since August 2004 and a Senior Vice
     President of  OppenheimerFunds,  Inc. since  September 2000. Ms. Wolf is an officer  and  portfolio  manager of other funds for which the Manager or an affiliate serves as investment adviser.

     The Statement of Additional  Information  provides  additional  information about the portfolio manager's compensation,  other accounts she manages and her ownership of Trust shares.

June 9, 2008                                          PS0180.012

                 CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
                  Supplement dated June 9, 2008 to the
       Statement of Additional Information dated August 23, 2007

Effective June 11, 2008,  the Statement of Additional  Information is amended as follows:

1.    The first sentence in the third paragraph in the section titled
      "Trustees and Officers of the Trust." on page 27 is deleted in its entirety and replaced with the following:

      Messrs. Murphy, Petersen, Szilagyi, Vandehey, Wixted and Zack,
      and Mss. Bloomberg, Ives and Wolf, who are officers of the Trust, hold the same offices with one or more of the other Board II
      Funds.

2.    The first paragraph on page 33 is deleted in its entirety and replaced with the following:

      The address of the officers in the chart below is as follows: for
      Mr. Zack and Ms. Bloomberg, Two World Financial Center, 225
      Liberty Street, New York, New York 10281-1008, for Messrs.
      Petersen, Szilagyi, Vandehey and Wixted and Mss. Ives and Wolf,
      6803 S. Tucson Way, Centennial, CO 80112-3924. Each officer serves for an annual term or until his or her resignation, retirement, death or removal.

3.    The biography of Cameron T. Ullyatt on Page 33 is deleted and the biography of Carol E. Wolf is added:

       ----------------------------------------------------------------------------
       Carol E. Wolf,        Senior Vice President of OppenheimerFunds, Inc.
       Vice President and    (since June 2000) and HarborView Asset Management
       Portfolio Manager     Corporation (since June 2003); Vice President of the
       since 2008            Manager (since August 2004), an officer of 9
       Age: 56               portfolios in the OppenheimerFunds complex.
       ----------------------------------------------------------------------------

   4.  The section titled "Portfolio Manager" on page 38 is deleted in its entirety and is replaced with the following:

      Portfolio Manager.  The Trust's portfolio is managed by Carol E.
      Wolf (referred to as "Portfolio Manager"). She is the person who is responsible for the day-to-day management of the Trust's investments.

   5. The first paragraph in the section titled "Portfolio Manager -
      Other Accounts Managed" on page 38 is deleted in its entirety and is replaced with the following:

      Other Accounts Managed.  In addition to managing the Trust's investment portfolio, Ms. Wolf also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by Ms. Wolf as of May
      31, 2008. No account has a performance-based advisory fee:

      ----------------------------------------------------------------------------
      Portfolio      RegisteredTotal      Other        Total    Other   Total
                                                     Assets in
                               Assets in               Other
                               Registered Pooled      Pooled             Assets
                     InvestmentInvestment InvestmentInvestment          in Other
                     Companies Companies  Vehicles   Vehicles   AccountsAccounts
      Manager         Managed  Managed(1)  Managed  Managed(1)  Managed Managed(2)
      ----------------------------------------------------------------------------
      ----------------------------------------------------------------------------
       Carol Wolf        6      $22,711       2       $89        None    None
      ----------------------------------------------------------------------------
      1. In millions.
      2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

   7. The section titled "Portfolio Manager - Ownership of the Trust's
      Shares" on page 39 is deleted in its entirety and is replaced with the following:

      Ownership of the Trust's Shares.  As of June 11, 2008 the
      Portfolio Manager did not beneficially own any shares of the
      Trust.

      June 9, 2008                                               PX0180.008